Condensed Statement of Operations (Parenthetical)	2 Months Ended
Dec. 31, 2020 shares
Weighted Average Number of Shares, Common Stock Subject to Repurchase or Cancellation	5,625,000
Common Class B [Member]
Weighted Average Number of Shares, Common Stock Subject to Repurchase or Cancellation	5,625,000